FINANCE EXPENSE	12 Months Ended
Jun. 30, 2020
Disclosure of finance expense [abstract]
FINANCE EXPENSE

ACCOUNTING POLICY

Finance expenses comprise interest payable on financial instruments measured at amortised cost calculated using the effective interest method, unwinding of the provision for environmental rehabilitation, interest on lease liabilities and the discount recognised on Payments made under protest.

Amounts in R million	Note	2020	2019	2018

Interest on financial liabilities measured at amortised cost		(2.0)	(10.2)	-
Interest on financial liabilities measured at amortised cost capitalised	9	-	9.4	-
Unwinding of provision for environmental rehabilitation	11	(52.0)	(66.3)	(45.6)
Discount recognised on Payments made under protest	24	(7.1)	(6.5)	(8.8)
Interest on lease liabilities	10.2	(5.1)	(2.0)	(2.5)
Other finance expenses		(2.6)	(2.8)	(1.5)
		(68.8)	(78.4)	(58.4)